EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended
	Dec. 17, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Income from continuing operations before attribution of noncontrolling interests		$ 383	$ 2,916	$ 253	$ 3,952	$ 2,325	$ 3,201	$ 4,194	$ 3,896	$ 7,504		$ 13,616		$ 7,768
Less: Noncontrolling interests from continuing operations										192		227		219
Net income from continuing operations (for EPS purposes)										7,312		13,389		7,549
Income (loss) from discontinued operations, net of taxes		(1)	(16)	(22)	37	181	92	30	(33)	(2)		270		(58)
Citigroup’s net income		344	2,841	181	3,944	2,456	3,242	4,188	3,773	7,310		13,659		7,491
Less: Preferred dividends										511		194		26
Net income available to common shareholders										6,799		13,465		7,465
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS										111		263		164
Net income allocated to common shareholders for basic EPS										6,688		13,202		7,301
Add: Interest expense, net of tax, and dividends on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS										1		1		10
Net income allocated to common shareholders for diluted EPS										$ 6,689		$ 13,203		$ 7,311
Weighted-average common shares outstanding applicable to basic EPS										3,031,600,000		3,035,800,000		2,930,600,000
Effect of dilutive securities
T-DECs (in shares)										0		0		84,200,000
Options (in shares)										5,100,000		5,300,000		0
Other employee plans (in shares)										300,000		500,000		600,000
Convertible securities (in shares)										0		0		100,000
Adjusted weighted-average common shares outstanding applicable to diluted EPS										3,037,000,000		3,041,600,000		3,015,500,000
Basic earnings per share
Income from continuing operations (in dollars per share)		$ 0.06	$ 0.89	$ 0.03	$ 1.23	$ 0.71	$ 0.98	$ 1.34	$ 1.23	$ 2.21	[1]	$ 4.26	[1]	$ 2.51	[1]
Discontinued operations (in dollars per share)										$ 0.00	[1]	$ 0.09	[1]	$ (0.02)	[1]
Net income (in dollars per share)		$ 0.06	$ 0.88	$ 0.03	$ 1.24	$ 0.77	$ 1.01	$ 1.35	$ 1.22	$ 2.21	[1]	$ 4.35	[1]	$ 2.49	[1]
Diluted earnings per share
Income from continuing operations (in dollars per share)		$ 0.06	$ 0.88	$ 0.03	$ 1.22	$ 0.71	$ 0.98	$ 1.34	$ 1.23	$ 2.20	[1]	$ 4.25	[1]	$ 2.44	[1]
Discontinued operations (in dollars per share)										$ 0.00	[1]	$ 0.09	[1]	$ (0.02)	[1]
Net income (in dollars per share)		$ 0.06	$ 0.88	$ 0.03	$ 1.23	$ 0.77	$ 1.01	$ 1.34	$ 1.21	$ 2.20	[1]	$ 4.34	[1]	$ 2.42	[1]
Issuance of shares and T-DECs for TARP repayment (in shares)	96,337,772									0		0		96,338,000
Weighted-average options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										2,800,000		4,800,000		35,800,000
Antidilutive securities exercise price (in dollars per share)		$ 153.91				$ 101.11				$ 153.91		$ 101.11		$ 54.23
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $178.50
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										21,000,000		21,000,000		21,000,000
Antidilutive securities exercise price (in dollars per share)		$ 178.50				$ 178.50				$ 178.50		$ 178.50		$ 178.50
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $106.10
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										25,500,000		25,500,000		25,500,000
Antidilutive securities exercise price (in dollars per share)		$ 106.10				$ 106.10				$ 106.10		$ 106.10		$ 106.10

[1]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.